Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 17,338	$ 15,630	$ 8,591
Deferred	911	471	1,181
Income tax expense	$ 18,249	$ 16,101	$ 9,772